SHAREHOLDERS' EQUITY (Details 1) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Number of Warrants
Balance, beginning	500,000
Granted	0	500,000
Exercised	0
Cancelled/Forfeited	250,000
Balance,ending	250,000	500,000
Weighted Average Exercise Price
Balance, beginning	$ .30
Canceled/Forfeited	0.50
Expired	$ 0.30
Balance, ending		$ .30
Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2016		11 months 9 days